Restricted cash and cash and bank balances (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restricted cash and cash and bank balances
Restricted cash		¥ 8,712
Cash and cash equivalents
Cash at banks	¥ 35,685	38,852
Time deposit	3,000	5,279
Cash on hand	604	253
Total	¥ 39,289	¥ 44,384	¥ 154,490